Sales - Other assets - Components (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales
Orange Money - isolation of electronic money	€ 1,430	€ 1,242	€ 1,030
Submarine cable consortiums	272	230	194
Advances and down payments	191	177	147
Security deposits paid	108	96	105
Others	578	688	654
Total	€ 2,579	€ 2,433	€ 2,130	€ 1,837